DEBT, NET	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
DEBT, NET
8.  DEBT, NET

Our debt, net is summarized as follows:

			December 31, 2021	December 31, 2020
	Stated Interest Rate	Maturity Date	Outstanding Borrowings	Outstanding Borrowings
Loans payable
DRP Revolver (1)	(i) Base Rate + 2.75%; or (ii) Base Rate + 3.75% (Eurodollar)	11/5/24	25,000	25,000
EB-5 Loan Agreement	5.75%	1/25/26	26,100	—
Total loans payable			51,100	25,000
Bonds payable
Series 2020 Bonds	(i) Tax Exempt Series 2020A Bonds: 3.625% (ii) Tax Exempt Series 2020A Bonds: 4.00% (iii) Taxable Series 2020B Bonds: 6.00%	(i) 1/1/35 (ii) 1/1/50 (iii) 1/1/25	263,980	263,980
Series 2021 Bonds	(i) Series 2021A Bonds: 1.875% to 3.00% (ii) Series 2021B Bonds: 4.10%	(i) 1/1/26 to 1/1/50 (ii) 1/1/28	425,000	—
Total bonds payable			688,980	263,980
Debt			740,080	288,980
Less: Debt issuance costs			(21,456)	(10,507)
Total debt, net			$718,624	$278,473

Total debt due within one year			$—	$25,000

(1)	Requires a quarterly commitment fee at a rate of 0.875% on the average daily unused portion, as well as customary letter of credit fees and agency fees.

DRP Revolver—On November 5, 2018, our subsidiary entered into a revolving credit facility (the “DRP Revolver”) that provides for revolving loans in the aggregate amount of $25.0 million. The DRP Revolver is secured by the capital stock of certain of the Parent’s direct subsidiaries as defined in the related credit agreement.

In the event of a credit agreement default by DRP, including bankruptcy or insolvency, financial covenant default, or the failure to make a capital call under the relevant agreement, the Parent has agreed to contribute capital to satisfy up to 120% of the aggregate outstanding obligations.

On November 5, 2021, we entered into an amendment to the DRP Revolver, which extends the maturity date under the DRP Revolver to November 5, 2024. In connection with this extension, the obligations of the Parent to contribute capital in the event of an event of default under the DRP Revolver were terminated.

The DRP Revolver includes financial covenants requiring the maintenance of (i) a maximum ratio of debt to total equity of 3.00 to 1.00 per the terms of the credit agreement, (ii) consolidated cash balance of at least $3.0 million at each quarter end date, and (iii) consolidated tangible net worth of at least $180.0 million at each quarter end date in 2022, $190.0 million in 2023, and $200.0 million thereafter.

EB-5 Loan Agreement—On January 25, 2021, Jefferson entered into a non-recourse loan agreement under the U.S. Citizenship and Immigration Services EB-5 Program (“EB-5 Loan Agreement”) to pay for the development, construction and acquisition of certain facilities at Jefferson Terminal. The maximum aggregate principal amount available under the EB-5 Loan Agreement is $61.2 million, of which $26.1 million is available under the first tranche and $35.1 million is available under the second tranche. The loans mature in 5 years from the funding of each individual tranche with an option to extend the maturity for both tranches by two one-year periods. If the option to extend the maturity is exercised, the interest rate will increase to 6.25% from 5.75% for the extension period.

Series 2020 Bonds—On February 11, 2020, Jefferson issued Series 2020 Bonds in an aggregate principal amount of $264.0 million (“Jefferson Refinancing”). The Series 2020 Bonds are designated as $184.9 million of Series 2020A Dock and Wharf Facility Revenue Bonds (the “Tax Exempt Series 2020A Bonds”), and $79.1 million of Series 2020B Taxable Facility Revenue Bonds (the “Taxable Series 2020B Bonds”).

The Tax Exempt Series 2020A Bonds maturing on January 1, 2035 ($53.5 million aggregate principal amount) bear interest at a fixed rate of 3.625%.

The Tax Exempt Series 2020A Bonds maturing on January 1, 2050 ($131.4 million aggregate principal amount) bear interest at a fixed rate of 4.00%.

The Taxable Series 2020B Bonds will mature on January 1, 2025 and bear interest at a fixed rate of 6.00%.

Jefferson used a portion of the net proceeds from this offering to refund, redeem and defease certain indebtedness, and used a portion of the net proceeds to pay for or reimburse the cost of development, construction and acquisition of certain facilities, to fund certain reserve and funded interest accounts related to the Series 2020 Bonds, and to pay for or reimburse certain costs of issuance of the Series 2020 Bonds.

Jefferson recognized a loss on extinguishment of debt of $4.7 million as a result of this transaction.

Series 2021 Bonds—On August 18, 2021, Jefferson issued $425.0 million aggregate principal amount of Series 2021 Bonds, which are designated as $225.0 million of Series 2021A Dock and Wharf Facility Revenue Bonds (the “Series 2021A Bonds”) and $200.0 million of Series 2021B Taxable Facility Revenue Bonds (the “Taxable Series 2021B Bonds”).

The Series 2021A Bonds consist of:

i)	$39.1 million aggregate principal amount of Serial Bonds maturing between January 1, 2026 and January 1, 2031, and bearing interest at specified fixed rates ranging from 1.875% to 2.625% per annum,

ii)	$38.2 million aggregate principal amount of Term Bonds maturing January 1, 2036, and bearing interest at a fixed rate of 2.750% per annum,

iii)	$44.9 million aggregate principal amount of Term Bonds maturing January 1, 2041, and bearing interest at a fixed rate of 2.875% per annum, and

iv)	$102.8 million aggregate principal amount of Term Bonds maturing January 1, 2050, and bearing interest at a fixed rate of 3.00% per annum.

The Taxable Series 2021B Bonds will mature on January 1, 2028, and bear interest at a fixed rate of 4.100% per annum.

Jefferson intends to use a portion of the net proceeds to pay for or reimburse the cost of development, construction and acquisition of certain facilities.

We were in compliance with all debt covenants as of December 31, 2021 and 2020.

As of December 31, 2021, scheduled principal repayments under our debt agreements for the next five years and thereafter are summarized as follows:

	2022	2023	2024	2025	2026	Thereafter	Total
DRP Revolver	$—	$—	$25,000	$—	$—	$—	$25,000
EB-5 Loan Agreement	—	—	—	—	26,100	—	26,100
Series 2020 Bonds	—	—	—	79,060	—	184,920	263,980
Series 2021 Bonds	—	—	—	—	9,025	415,975	425,000
Total principal payments on loans and bonds payable	$—	$—	$25,000	$79,060	$35,125	$600,895	$740,080